ORGANIZATION AND PRINCIPAL ACTIVITIES - Schedule of Companies Subsidiaries and VIE's (Details)	12 Months Ended
Dec. 31, 2021
Beijing Dongding Gongyi Advertising Co., Ltd. ("Dongding") [Member]
Organization And Principal Activities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Feb. 01, 2010
Entity Place Of Incorporation	the PRC
Guangzhou Meizheng Online Network Technology Co., Ltd. ("Guangzhou Meizheng") [Member]
Organization And Principal Activities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	May 17, 2013
Entity Place Of Incorporation	the PRC
Air Esurfing Information Technology Co., Ltd. ("Air Esurfing") [Member]
Organization And Principal Activities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Sep. 25, 2013
Entity Place Of Incorporation	the PRC
Wangfan Linghang Mobile Network Technology Co., Ltd. ("Linghang") [Member]
Organization And Principal Activities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Apr. 23, 2015
Entity Place Of Incorporation	the PRC
Beijing Wangfan Jiaming Pictures Co., Ltd. ("Wangfan Jiaming") [Member]
Organization And Principal Activities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Dec. 31, 2015
Entity Place Of Incorporation	the PRC
Meizheng Network Information Technology Co., Ltd. ("Meizheng Network") [Member]
Organization And Principal Activities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Aug. 08, 2016
Entity Place Of Incorporation	the PRC
Shandong Airmedia Cheweishi Network Technology Co.,Ltd.("Shangdong Cheweishi ") [Member]
Organization And Principal Activities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Jul. 21, 2016
Entity Place Of Incorporation	the PRC
Dingsheng Ruizhi (Beiing) Investment Consulting Co., Ltd. ("Dingsheng Ruizhi" [Member]
Organization And Principal Activities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	May 25, 2016
Entity Place Of Incorporation	the PRC
Yuehang Sunshine (Beijing) Asset Management Co., Ltd. ("Yuehang Asset") [Member]
Organization And Principal Activities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Jan. 18, 2019
Entity Place Of Incorporation	the PRC
Yuehang Zhongying E-commerce Co., Ltd. Zhongying" [Member]
Organization And Principal Activities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	May 17, 2018
Entity Place Of Incorporation	the PRC
Beijing Airport United Culture Media Co., Ltd. ("Airport United") [Member]
Organization And Principal Activities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Jun. 19, 2018
Entity Place Of Incorporation	the PRC
Beijing Linghang Shengshi Advertising Co., Ltd. Linghang Shengsh [Member]
Organization And Principal Activities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Aug. 07, 2005
Entity Place Of Incorporation	the PRC
Wangfan Network Technology Co., Ltd.("Iwanfan") [Member]
Organization And Principal Activities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	May 06, 2016
Entity Place Of Incorporation	the PRC
Beijing Yuehang Digital Media Advertising Co., Ltd. ("Beijing Yuehang") [Member]
Organization And Principal Activities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Jan. 16, 2008
Entity Place Of Incorporation	the PRC
Yuehang Sunshine Network Technology Group Co., Ltd. ("AirNet Online") [Member]
Organization And Principal Activities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Apr. 30, 2015
Entity Place Of Incorporation	the PRC
Beijing AirNet Pictures Co., Ltd. ("AirNet Pictures") [Member]
Organization And Principal Activities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Sep. 13, 2007
Entity Place Of Incorporation	the PRC
Wenzhou Yuehang Advertising Co., Ltd. ("Wenzhou Yuehang") [Member]
Organization And Principal Activities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Oct. 17, 2008
Entity Place Of Incorporation	the PRC
Beijing Wangfan Jiaming Advertising Co.,Ltd. (Formerly Beijing AirMedia Jiaming Advertising Co., Ltd.) [Member]
Organization And Principal Activities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Jan. 01, 2007
Entity Place Of Incorporation	the PRC
Air Joy Media Private Limited ("Air Joy") [Member]
Organization And Principal Activities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Nov. 15, 2019
Entity Place Of Incorporation	Singapore
Blockchain Dynamics Limited [Member]
Organization And Principal Activities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Jan. 11, 2021
Entity Place Of Incorporation	Hong Kong
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	100.00%
Energy Bytes Inc [Member]
Organization And Principal Activities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Jan. 21, 2022
Entity Place Of Incorporation	United States
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	100.00%
Yuehang Chuangyi Technology (Beijing) Co., Ltd. ("Chuangyi Technology") [Member]
Organization And Principal Activities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Sep. 19, 2005
Entity Place Of Incorporation	the PRC
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	100.00%
Shenzhen Yuehang Information Technology Co., Ltd. ("Shenzhen Yuehang") [Member]
Organization And Principal Activities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Jun. 06, 2006
Entity Place Of Incorporation	the PRC
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	100.00%
Xi'an Shengshi Dinghong Information Technology Co., Ltd. Xi'an Shengshi [Member]
Organization And Principal Activities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Dec. 31, 2007
Entity Place Of Incorporation	the PRC
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	100.00%
Broad Cosmos Enterprises Ltd. ("Broad Cosmos") [Member]
Organization And Principal Activities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Jun. 26, 2006
Entity Place Of Incorporation	British Virgin Islands ("BVI")
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	100.00%
AirNet International Limited ("AirNet International") [Member]
Organization And Principal Activities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Jul. 14, 2007
Entity Place Of Incorporation	BVI
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	100.00%
AirNet (China) Limited ("AN China") [Member]
Organization And Principal Activities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Aug. 05, 2005
Entity Place Of Incorporation	Hong Kong
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	100.00%